Significant Accounting Policies - Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies
Impairment charges	¥ 0	¥ 0	¥ 0
Impairment losses	0	20,900	0
Gain (loss) on fair value change of financial instruments	¥ 0	¥ (145,200)	¥ 31,800
Licenses
Significant Accounting Policies
Estimated useful lives	5 years
Software
Significant Accounting Policies
Estimated useful lives	10 years
Content
Significant Accounting Policies
Estimated useful lives	5 years
Brand name
Significant Accounting Policies
Estimated useful lives	10 years
Technology
Significant Accounting Policies
Estimated useful lives	5 years